Additional Disclosures on Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Additional Disclosures on Financial Instruments
Summary of financial instruments, analyzed by classes and categories

Financial instruments, analyzed by classes and categories

			June 30, 2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash at banks and petty cash	AC	103,132	n/a
Fixed term deposit	AC	119,561	n/a
Security deposits	AC	5,870	5,783
Derivative financial assets	FVTPL	163	163
Other financial assets	AC	16	n/a
Total financial assets		228,742
Financial liabilities, by class
Trade and other payables (non-current)	AC	5,032	4,290
Trade and other payables (current)	AC	36,524	n/a
Warrants	FVTPL	5,218	5,218
Other financial liabilities	AC	59	n/a
Total financial liabilities		46,833

Financial instruments, analyzed by classes and categories

			December 31, 2021
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash at banks and petty cash	AC	129,856	n/a
Money Market Funds	FVTPL	99,919	99,919
Fixed term deposit	AC	119,664	n/a
Security deposits	AC	3,821	n/a
Total financial assets		353,260
Financial liabilities, by class
Trade and other payables (non-current)	AC	2,906	n/a
Trade and other payables (current)	AC	35,335	n/a
Warrants	FVTPL	21,405	21,405
Total financial liabilities		59,646